UNAUDITED CONDENSED STATEMENT OF CHANGES IN SHAREHOLDERS’ (DEFICIT) EQUITY - USD ($)	Total	Agrico Acquisition Corp.	Common Stock	Additional Paid-In Capital	Additional Paid-In Capital Agrico Acquisition Corp.	Accumulated Deficit	Accumulated Deficit Agrico Acquisition Corp.	Class A Common Stock Agrico Acquisition Corp.	Class B Common Stock Agrico Acquisition Corp.
Beginning balance at Dec. 31, 2019	$ 8,249,000		$ 98,000	$ 22,043,000		$ (13,892,000)
Issuance of Class B ordinary shares to Sponsor (Note 5) (in shares)			86,324,999
Issuance of Class B ordinary shares to Sponsor (Note 5)	140,619,000		$ 95,000	140,524,000
Ending balance (in shares) at Dec. 31, 2020									0
Ending balance at Dec. 31, 2020	144,126,000	$ (9,672)	194,000	166,859,000	$ 0	(22,549,000)	$ (9,672)		$ 0
Beginning balance (in shares) at Jul. 31, 2020								0	0
Beginning balance at Jul. 31, 2020		0			0		0	$ 0	$ 0
Net loss		(9,672)					(9,672)
Ending balance (in shares) at Dec. 31, 2020									0
Ending balance at Dec. 31, 2020	144,126,000	(9,672)	$ 194,000	166,859,000	0	(22,549,000)	(9,672)		$ 0
Issuance of Class B ordinary shares to Sponsor (Note 5) (in shares)			39,005,000						3,593,750
Issuance of Class B ordinary shares to Sponsor (Note 5)	37,378,000	25,000	$ 7,000	37,371,000	24,641				$ 359
Ending balance (in shares) at Mar. 31, 2021									3,593,750
Ending balance at Mar. 31, 2021	177,035,000	15,328	201,000	205,658,000	24,641	(28,446,000)	(9,672)		$ 359
Beginning balance (in shares) at Dec. 31, 2020									0
Beginning balance at Dec. 31, 2020	144,126,000	(9,672)	$ 194,000	166,859,000	0	(22,549,000)	(9,672)		$ 0
Issuance of Class B ordinary shares to Sponsor (Note 5) (in shares)			48,330,580						3,593,750
Issuance of Class B ordinary shares to Sponsor (Note 5)	161,458,000	25,000	$ 12,000	161,446,000	24,641				$ 359
Net loss		(372,974)					(372,974)
Ending balance (in shares) at Dec. 31, 2021								143,750	3,593,750
Ending balance at Dec. 31, 2021	266,923,000	(4,543,927)	206,000	330,870,000	$ 0	(62,606,000)	(4,544,300)	$ 14	$ 359
Net loss		(379,541)					(379,541)
Ending balance (in shares) at Mar. 31, 2022								143,750	3,593,750
Ending balance at Mar. 31, 2022	$ 250,187,000	$ (4,923,468)	$ 206,000	$ 331,682,000		$ (78,924,000)	$ (4,923,841)	$ 14	$ 359